Offerings	May 20, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Amount Registered | shares	1,500,000
Proposed Maximum Offering Price per Unit	8.38
Maximum Aggregate Offering Price	$ 12,570,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,735.92
Offering Note	(1) This Registration Statement on Form S-8 is filed by The Western Union Company, a Delaware Corporation (the "Registrant"), for the purpose of registering 1,500,000 shares of common stock, par value $0.01 per share (the "Common Stock"), of the Registrant that may be issued under The Western Union Company 2026 Inducement Plan. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the ''Securities Act''), this Registration Statement shall also cover any additional shares of common stock that may become issuable as a result of stock splits, stock dividends, recapitalization or other similar transactions effected that results in an increase to the number of outstanding shares of Common Stock, as applicable. (2) Amount of Registration Fee estimated in accordance with Rules 457(c) and 457(h) under the Securities Act solely for the purpose of calculating the registration fee on the basis of $8.38 per share, the average of the high and low prices of the Common Stock on May 15, 2026 as reported on the New York Stock Exchange.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Amount Registered | shares	3,000,000
Proposed Maximum Offering Price per Unit	8.38
Maximum Aggregate Offering Price	$ 25,140,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,471.83
Offering Note	(1) This Registration Statement on Form S-8 is filed by the Registrant, for the purpose of registering 3,000,000 shares of Common Stock, of the Registrant that may be issued under The Western Union Company 2026 Employee Stock Purchase Plan. Pursuant to Rule 416(a) under the Securities Act, this Registration Statement shall also cover any additional shares of common stock that may become issuable as a result of stock splits, stock dividends, recapitalization or other similar transactions effected that results in an increase to the number of outstanding shares of Common Stock, as applicable. (2) Amount of Registration Fee estimated in accordance with Rules 457(c) and 457(h) under the Securities Act solely for the purpose of calculating the registration fee on the basis of $8.38 per share, the average of the high and low prices of the Common Stock on May 15, 2026 as reported on the New York Stock Exchange.